Schedule of Investments
May 31, 2021 (unaudited)
Archer Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 89.79%

Accident & Health Insurance- 2.28%
Aflac, Inc.	1,375	77,935

Biological Products (No Diagnostic Substances) - 2.00%
Amgen, Inc.	287	68,289

Computer & Office Equipment - 2.22%
Cisco Systems, Inc.	1,438	76,070

Converted Paper & Paperboard Prods (No Containers/Boxes) - 2.11%
Kimberly-Clark Corp.	553	72,238

Electric Services - 5.28%
NextEra Energy, Inc.	1,119	81,933
OGE Energy Corp.	2,865	98,843

		180,776

Engines & Turbines - 2.52%
Cummins, Inc.	335	86,189

Fire, marine & Casualty Insurance - 2.52%
The Progressive Corp.	870	86,200

Hospital & Medical Service Plans - 2.38%
UnitedHealth Group, Inc.	198	81,560

Industrial Inorganic Chemicals - 2.80%
Air Products and Chemicals, Inc.	320	95,891

Industrial Organic Chemicals - 2.53%
LyondellBasell Industries NV Class A	770	86,718

Natural Gas Distribution - 2.18%
Atmos Energy Corp.	753	74,675

Oil & Gas Filed Machinery & Equipment - 2.20%
Baker Hughes Co. Class A	3,082	75,201

Operative Builders - 4.91%
D.R. Horton, Inc.	846	80,615
PulteGroup, Inc.	1,510	87,263

		167,878

Paints, Varnishes, Lacquers, Enamels & Allied Products- 2.14%
PPG Industries, Inc.	408	73,326

Petroleum Refining - 4.10%
Exxon Mobil Corp.	1,055	61,580
Valero Energy Corp.	980	78,792

		140,372

Pharmaceutical Preparations - 5.27%
Johnson & Johnson	563	95,288
Pfizer, Inc.	2,195	85,012

		180,300

Real Estate - 2.36%
CBRE Group, Inc. Class A (2)	920	80,758

Retail-Building Materials, Hardware, Garden Supply - 4.72%
The Sherwin-Williams Co.	340	96,400
Tractor Supply Co.	359	65,231

		161,631

Retail-Radio TV & Consumer Electronics Sotres- 1.80%
Best Buy Co., Inc.	530	61,607

Retail-Variety Stores - 2.72%
Target Corp.	410	93,037

Security Brokers, Dealers & Flotation Companies - 2.13%
BlackRock, Inc.	83	72,794

Semiconductors & Related Devices - 5.01%
Applied Materials, Inc.	616	85,088
Intel Corp.	1,510	86,251

		171,339

Services-Advertising Agencies - 4.92%
Omnicom Group, Inc.	1,045	85,941
The Interpublic Group of Cos., Inc.	2,450	82,540

		168,481

Services-Business Services, Inc. - 2.26%
Visa, Inc. Class A	340	77,282

Services-Computer Programming, Data Processing, Etc. - 4.63%
Alphabet, Inc. Class A (2)	30	70,705
Facebook, Inc. Class A (2)	267	87,771

		158,476

Ship & Boat Building & Repairing - 2.27%
Huntington Ingalls Industries, Inc.	360	77,836

Sugar & Confectionery Products - 2.35%
The Hershey Co.	465	80,468

Surgical & Medical Instruments & Appartus - 2.18%
3M Co.	367	74,516

Telephone Communications (No Radio Telephone) - 2.55%
Verizon Communications, Inc.	1,543	87,164

Title Insurance - 2.43%
Fidelity National Financial, Inc.	1,770	83,172

Total Common Stock	(Cost $ 2,797,790)	3,072,179

Real Estate Investment Trusts - 4.43%

Public Storage	304	85,874
Realty Income Corp.	959	65,596

Total Registered Investment Companies	(Cost $ 134,010)	151,470

Money Market Registered Investment Companies - 5.46%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 0.01% (3)	186,977	186,977

Total Money Market Registered Investment Companies	(Cost $ 186,977)	186,977

Total Investments - 99.68%	(Cost $ 3,118,777)	3,410,626

Other Assets less Liabilities - .32%		10,886

Total Net Assets - 100.00%		3,421,512

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$3,410,626	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,410,626	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2021.